Current and long-term debt - 2023 $225 million credit facility (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($) tanker	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) tanker	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				1
Borrowings				$ 1,588,290,000	$ 1,436,224,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				1,386,482,000
Borrowings				1,617,439,000	1,948,592,000
2023 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings instrument, term			5 years
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,500,000,000
Minimum ratio for fair value of vessels			140.00%
2023 $225.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				225,000,000
Borrowings				$ 199,575,000	$ 0
2023 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000
2023 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship			500,000
Liquidity requirement, per each chartered-in ship			$ 250,000
2023 $225.0 Million Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker			11
2023 $225.0 Million Credit Facility | MR | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 630,000
Repayment term			2 years
2023 $225.0 Million Credit Facility | MR | Repayment Period Two
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 330,000
2023 $225.0 Million Credit Facility | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker			2
2023 $225.0 Million Credit Facility | LR2 | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 800,000
Repayment term			2 years
2023 $225.0 Million Credit Facility | LR2 | Repayment Period Two
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 450,000
2023 $225.0 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.975%
Thirteen Product Tankers | 2023 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 225,000,000.0
Drawdowns	$ 40,100,000	$ 184,900,000
Number of vessels | tanker	13